Loan operations - Loan operations by maturity (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Financial assets	R$ 127,745,263	R$ 90,190,827
Loans operations
Disclosure of financial assets [line items]
Financial assets	12,844,037	3,925,429
Loans operations | Due in 3 months or less
Disclosure of financial assets [line items]
Financial assets	2,539,387	160,918
Loans operations | Due after 3 months through 12 months
Disclosure of financial assets [line items]
Financial assets	2,081,563	580,183
Loans operations | Due after 12 months
Disclosure of financial assets [line items]
Financial assets	R$ 8,223,087	R$ 3,184,328